Short-Term and Long-Term Investments - Additional Information (Detail)	12 Months Ended			0 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 28, 2011 Index-linked note USD ($)	Aug. 31, 2007 Index-linked note USD ($)	Aug. 31, 2007 Index-linked note Minimum	Aug. 31, 2007 Index-linked note Maximum	Dec. 31, 2011 the Note - embedded derivative USD ($)	Nov. 30, 2009 Acorn Hong Kong USD ($)	Nov. 30, 2009 Acorn Hong Kong Maximum Japanese Company	Nov. 30, 2009 Acorn Hong Kong Stock Options USD ($)	Nov. 16, 2011 Acorn Hong Kong Common Stock USD ($)	Nov. 16, 2011 Acorn Hong Kong Common Stock JPY (¥)	Nov. 30, 2009 Acorn Hong Kong Common Stock	Dec. 31, 2011 Acorn Hong Kong Common Stock USD ($)	Nov. 16, 2011 Acorn Hong Kong Stock Option USD ($)	Nov. 16, 2011 Acorn Hong Kong Stock Option JPY (¥)	Dec. 31, 2011 Acorn Hong Kong Stock Option USD ($)
Investment [Line Items]
Trading securities		$ 0	$ 10,271,142
Available-for-sale securities		0	0
Investment share purchased											450			950,000
Ordinary share, share subscriptions									1,000
Cash consideration to purchase investment									1,541,142
Percentage of ownership interest										20.00%
Option exercise period									3 years
Value of share options											185,818
Investment share disposed												950,000	950,000			450	450
Proceeds from disposal of investment				7,120,000								1,500,000	111,800,000			6	450
Gain (Loss) on sales of long-term investment	546,642							(255,453)							97,189			(243,908)
Contractual variable interest rate						0.00%	12.00%
Maturity date of note					Aug. 03, 2019
Initial fair values of embedded derivative					$ 5,287,940